Deferred Finance Costs	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs [Abstract]
Deferred Finance Costs [Text Block]
NOTE 8: DEFERRED FINANCE COSTS
Deferred finance costs consisted of the following:

Financing Costs
Balance at December 31, 2010	$18,178

Additions	10,929
Capitalized into vessel deposits	(766)
Amortization	(2,587)
Deferred charges written-off	(935)

Balance at December 31, 2011	$24,819

Additions	42
Amortization	(3,255)
Capitalized into vessel deposits	(879)

Balance at December 31, 2012	$20,727

In 2011, an amount of $935 of deferred financing costs was written-off in relation to the cancellation of certain committed credit. In addition, the amortization income of the bond premium was $435 for 2012, $334 for 2011 and $0 for 2010.